Exhibit 99.1
TURQUOISE CARD BACKED SECURITIES plc - SERVICER REPORT
RECEIVABLES TRUST

SERIES 2006 - 2

HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	7/31/2007	Ending	8/31/2007
Interest Period Date:	Starting	8/15/2007	Ending	9/17/2007
Interest Determination Date:		8/13/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents

1	Receivables Pool Summary Information
2	Series General Information
3	Undivided Interest
4	Segregated Trust
5	Series Account Information
6	Pay Out Events/Triggers
Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities Plc - Servicer Report
Section 1
Receivables Pool Summary Information
SERIES 2006 - 2, For IPD Ending: 17 September 2007
A Receivable Pool:

			Percentage
			Change
At Beginning Of Monthly Period		2,617,263,344

Principal Collections	(713,732,912)		27.3%
New Advances	716,426,116		27.4%
Charge Offs	(12,226,343)		0.5%

Total Movement		(9,533,139)	-0.4%

At End Of Monthly Period		2,607,730,205

B Delinquency Analysis:

			Percentage
	Aggregate		of Total
	Account	No.	Receivables
	Principal Balance	of	in Trust
	£’000’s	Accounts	(by balance)
Delinquent:
( a ) 30-59 days	20,573,098	7,805	0.79%
( b ) 60-89 days	15,060,261	5,377	0.58%
( c ) 90-119 days	11,617,053	3,997	0.45%
( d ) 120-149 days	9,664,178	3,240	0.37%
( e ) 150- or more days	12,798,800	4,295	0.49%

Subtotal	69,713,390	24,713	2.67%

Non-Delinquent:	2,538,016,815	2,619,204	97.33%

Total Pool	2,607,730,205	2,643,916	100.00%

Delinquency Analysis excludes ‘no in-force plan’ accounts. Accounts with no in-force plans are dormant accounts i.e. no active retail, balance transfer or cash plan, at the time of reporting.
C Pool Collections in the Period:

			Yield (Actual)	Yield (Simple)
Finance Charge	34,951,404		15.7%	16.0%
Interchange	4,984,458		2.2%	2.3%
Other Fees	—

Total		39,935,861	18.0%	18.3%

Charge Offs	- 12,226,343		-5.5%	-5.6%
Recoveries	2,469,348		1.1%	1.1%

Total	—	9,756,995	-4.4%	-4.5%

Investor Indemnity Amount		—	0.0%	0.0%

Bank Account Interest

Trustee Collections Account	296,397		0.1%	0.1%
Trustee Investment Account	—		0.0%	0.0%
Other	—		0.0%	0.0%

		296,397	0.1%	0.1%

Total		30,475,263	13.7%	14.0%

Turquoise Card Backed Securities Plc - Servicer Report
Section 2
Series General Information
SERIES 2006 - 2, For IPD Ending: 17 September 2007

A	Series Details		Series Schedule Maturity Date	10/15/2009

	Series Name	SERIES 2006 - 2	Scheduled Accumulation Date	10/01/2008

	Series Period Status/Type	Revolving	Accumulation Periods	12

	Libor Rates:	GBP		6.28%
		USD		5.61%

	Original Nominal		Current Nominal
Class Details	GBP equiv.		GBP equiv.		Margin bps
Class A	349,391,212		349,391,212		3
Class B	21,836,951		21,836,951		15
Class C	25,807,306		25,807,306		35

Total	397,035,469		397,035,469

B	Investor Percentages This Period:

	Floating			Fixed
	Pre-addition date	Post-addition date		Pre-addition date	Post-addition date
Class A		88.0%			88.0%
Class B		5.5%			5.5%
Class C		6.5%			6.5%

Series		15.2%			15.2%

Other Series Totals		30.1%			30.1%
Total Investor		45.2%			45.2%
Total Transferor		54.8%			54.8%
Total		100%			100%

		Spread Account Trigger:
			Required Spread
		If Excess Spread Rate:	Account %
Available Spread Account Amount	0	above 4.5%	0.0%
		above 4.0% but equal to or below 4.5%	1.5%
Required Spread Amount	0	above 3.0% but equal to or below 4.0%	3.5%
		above 2.0% but equal to or below 3.0%	4.0%
Available Reserve Account Amount	0	equal to or below 2.0%	4.5%
C Accumulation Period Information

	Months
Controlled Accumulation Period (CAP)/Controlled Deposit Amount		12	Amount

Original CAP/Controlled Deposit Amount			0

Adjustment to CAP/Controlled Deposit Amount			0

Revised CAP/Controlled Deposit Amount			0

Turquoise Card Backed Securities plc - Servicer Report
Section 3
Undivided Interest
SERIES 2006 - 2, For IPD Ending: 17 September 2007
A Principal

	Pool	Series

Principal Collections	(713,732,912)

RRPC: Collected		12,992,683
Unutilised		12,992,683
Utilised		0

Principal Collected		108,272,361

Shared Principal Collected		0

Available For Reinvestment		108,272,361

Total Reinvested		108,272,361

B Finance Charge Collections

	Pool	Allocated Series

Finance Charge Collected	34,951,404	5,302,083

Interchange	4,984,458	756,136

Other Fee	0	0

Recoveries	2,469,348	374,597

Bank Account Interest:

Trustee Collections Account	296,397	66,910
Trustee Investment Account	0	0
Other	0	0

Total Available Funds		6,499,726

Investor Indemnity Amount		0

Turquoise Card Backed Securities plc - Servicer Report
Section 4
Segregated Trust
SERIES 2006 - 2, For IPD Ending: 17 September 2007
A Finance Charge Collections

	Amount	Rate* (Actual)	Rate (Simple)
Finance Charge	5,302,083	15.7%	16.0%
Interchange	756,136	2.2%	2.3%
Other Fee	0	0.0%	0.0%
Recoveries	374,597	1.1%	1.1%
Bank Account Interest:
Trustee Collections Account	66,910	0.2%	0.2%
Trustee Investment Account	0	0.0%	0.0%
Other	0	0.0%	0.0%
Income on Principal Funding Account
Excess Interest From Other Series	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class A	0	0.0%	0.0%
Utilised Required Retained Principal Collected Class B	0	0.0%	0.0%
Transfer From Spread Account	0	0.0%	0.0%
Transfer From Reserve Account	0	0.0%	0.0%

Total Available Funds	6,499,726	19.3%	19.6%

Total (Excluding Recoveries)	6,125,129	18.2%	18.5%

*	Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.
B Distribution Information
Total Amount of Distribution to be transferred to Finance Funding Account (in revolving and controlled accumulation Period) or to Loan Note Issuer Distribution Account (in Regulated or Rapid Amortisation Period).

		Amounts
		Brought
		Forward	Paid	Unpaid

(a)	Trustee Payment Amount	0	657	0
(b)(i)	Loan Note Issuer Cost Amount	0	2,626	0
(b)(ii)	Issuer Costs Amount	0	1,456	0
(c)(i)	Class A Monthly Finance Amount	0	2,005,731	0
(c)(ii)	Class A Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount	0	—	0
(e)(i)	Class B Monthly Finance Amount	0	128,023	0
(e)(ii)	Class B Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount	0	264,690	0
(g)	Class A Investor Default Amount	0	1,632,153	0
(h)	Class A Investor Charge-off	0	—	0
(i)	Class B Investor Default Amount	0	102,009	0
(j)	Class B Investor Charge Off	0	—	0
(k)(i)	Class C Monthly Finance Amount	0	156,900	0
(k)(ii)	Class C Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount	0	120,555	0
(m)	Class C Investor Investor Charge Off	0	—	0
(n)	Required Reserve Account Amount	0	—	0
(o)	Spread Account Deposit	0	—	0
(p)	Investor Indemnity Payment Amount	0	—	0
(q)(i)	Loan Note Issuer Return	0	452	0
(q)(i)	Issuer Profit Amount	0	2,393	0
(r)	Expenses Loan Prepayment Amount	0	—	0
(s)	Excess Finance Charges	0	2,082,080	0
The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.
C Rate Summary

	Amount	Rate* (Actual)	Rate (Simple)

Total Available Funds (before Recoveries)	6,125,129	18.2%	18.5%
Recoveries	374,597	1.1%	1.1%

Total Available Funds	6,499,726	19.3%	19.6%

Charge Offs	1,854,717	5.5%	5.6%

Net Charge Offs	1,480,120	4.4%	4.5%

Portfolio Yield	4,645,009	13.8%	14.0%

Coupon Amount (c, e, k)	2,290,654	6.4%	6.9%
Servicer Fee (f)	264,690	0.8%	0.8%
Other Payment Amounts (a, b, d)	4,739	0.0%	0.0%

Expenses Rate	2,560,083	7.2%	7.7%

Excess Spread	2,084,925	6.6%	6.3%

Turquoise Card Backed Securities plc - Servicer Report
Section 5
Series Account Information
SERIES 2006 - 2, For IPD Ending: 17 September 2007
A Account Movements

				Closing Balance
Account	Opening Balance	Transfers Out	Transfers In	31/08/2007
TCA - Divided	6,679,062	(6,679,062)	6,499,726	6,499,726

TCA - Undivided	13,583,116	(13,583,116)	12,992,683	12,992,683

Consideration A/c	(0)	(4,712,703)	4,712,703	(0)

Funding	0	(1,961,051)	1,961,051	0

Reserve Account	0	0	0	0

Spread Account	0	0	0	0

Loan Note Issuer	3,233	(9,272,046)	9,272,457	3,644

Issuer GBP	17,115	(4,556,428)	4,558,604	19,291

Issuer USD	0	(3,360,852)	3,360,852	0

Turquoise Card Backed Securities plc - Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2006 - 2, For IPD Ending: 17 September 2007
A Portfolio Yield and Expense Rate (Bloomberg Summary)

Deal Size	$750.00MM
Expected Maturity (MM/DD/YY)	10/15/09

Gross Yield	18.16%
Less:
Expense Rate	7.20%
Net Charge Off Rate	4.39%

Excess Spread Rate	6.58%
- 1 Month Previous	7.49%
- 2 months Previous	6.42%
- 3 Month Average (simple basis)	6.76%

Delinq 30 to 59 days	0.79%
60 to 89 days	0.58%
90+ days	1.31%

Principal Payment Rate	27.27%
B Quarterly Excess Spread

Regulated Amortisation Trigger	<0%

Regulated Amortisation	No
C Portfolio Minimum Balance Parameters

	Threshold	Passed?
	6%	Yes
Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days	2%	Yes

Minimum Aggregate Principal Receivables Above Zero	0	Yes
The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 13th day of September, 2007.
Authorised signatory
HSBC Bank plc
as Servicer
By:
/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management